Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from Operating activities
Net loss	$ (159,843,000)	$ (32,423,000)
Income from discontinued operations	(17,542,000)	0
Adjustments to reconcile net loss to cash used in operating activities:
Foreign exchange transaction loss from intercompany	0	42,000
Non cash in-process research and development	2,560,000	0
Depreciation and amortization	1,731,000	471,000
Loss on disposal of property and equipment	0	2,000
Non cash interest income on note receivable	(2,005,000)	0
Stock-based compensation	16,024,000	8,561,000
Convertible note payable for non-cash issuance costs	0	622,000
Shares issued for non-cash consultant expense	673,000	1,314,000
Change in fair value of share liability	121,000	132,000
Change in fair value of convertible notes payable	123,719,000	6,875,000
Change in fair value of investments	(580,000)	0
Change in right-of-use lease assets	617,000	473,000
Non-cash lease income	(69,000)	0
Change in deferred taxes	(12,000)	(143,000)
Changes in operating assets and liabilities, net of acquisition amounts:
Accounts receivable	252,000	(506,000)
Receivable from noncontrolling interest	28,000	0
Inventories	(315,000)	(68,000)
Prepaid expenses and other current assets	(888,000)	(1,357,000)
Other noncurrent assets	1,220,000	(9,000)
Accounts payable	1,130,000	(877,000)
Accrued expenses	1,802,000	910,000
Operating lease liability	(620,000)	(427,000)
Other current liabilities	(1,914,000)	(288,000)
Net cash used in operating activities - continuing operations	(33,911,000)	(16,696,000)
Cash used in operating activities - discontinued operations	(3,869,000)	0
Net cash used in operating activities	(37,780,000)	(16,696,000)
Cash flows from investing activities
Purchases of property and equipment	(9,654,000)	(9,675,000)
Purchases of short-term investments	(47,745,000)	0
Cash advance paid for property and equipment	0	(1,697,000)
Purchase of equity investments	(5,000,000)	0
Principal collections from lease receivable	27,000	0
Cash advance in exchanges for note receivable	(30,000,000)	0
Cash received for acquisition of businesses, net of cash paid	(4,460,000)	0
Net cash used in investing activities - continuing operations	(96,832,000)	(11,372,000)
Cash used in investing activities - discontinued operations	(13,962,000)	0
Net cash used in investing activities	(110,794,000)	(11,372,000)
Cash flows from financing activities
Proceeds from issuance of common stock	320,304,000	53,091,000
Payment of common stock issuance costs	(17,965,000)	(3,648,000)
Payment of deferred issuance costs	(169,000)	0
Proceeds from exercise of warrants	4,915,000	5,838,000
Proceeds from exercise of options	6,000	0
Proceeds from noncontrolling interest in VIE	0	920,000
Proceeds from collection of receivable from noncontrolling interest in VIE	0	707,000
Distribution to noncontrolling interest in VIE	(402,000)	(98,000)
Proceeds from issuance of convertible notes payable	42,171,000	25,936,000
Proceeds from issuance of debt	575,000	501,000
Payments of principal portion of debt	(1,158,000)	(612,000)
Payment of principal portion of finance leases	(359,000)	(101,000)
Net cash provided by financing activities - continuing operations	347,918,000	82,534,000
Cash provided by financing activities - discontinued operations	23,682,000	0
Net cash provided by financing activities	371,600,000	82,534,000
Effect of exchange rate changes on cash and cash equivalents	647,000	(484,000)
Effect of disposal of discontinued operations on cash and cash equivalents	(5,991,000)	0
Net change in cash and cash equivalents	217,682,000	53,982,000
Cash and cash equivalents - beginning of year	61,890,000	7,908,000
Cash and cash equivalents - end of year	279,572,000	61,890,000
Supplemental cash flow information:
Cash paid for taxes	79,000	0
Supplemental disclosures of non-cash investing and financing activities:
Derecognition of asset as a result of sales-type lease	370,000	0
Lease receivable	393,000	0
Purchase of property and equipment included in accounts payable	194,000	795,000
Right-of-use assets obtained in exchange for operating lease liability	851,000	364,000
Right-of-use assets obtained in exchange for financing lease liability	312,000	539,000
Seller financed portion of investment in East Coast Nuclear Pharmacy	500,000	0
Unpaid financing fees	1,613,000	0
Deemed dividend on inducement warrant	0	2,780,000
Purchase of property and equipment with bank loans	0	2,021,000
Board fees settled with common stock	0	240,000
Commission fee settled with common stock warrant	$ 0	$ 766,000